Shareholders' Equity (Intrinsic Value of Stock Options) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Aggregate intrinsic value of options outstanding	$ 4,283	$ 2,229
Aggregate intrinsic value of options exercisable	1,777	1,938
Total intrinsic value of options exercised	$ 1,166	$ 1,785
Intrinsic value of options at the date of grant